Note 13 - Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Beginning balance	$ 4,343
Ending balance	3,514	$ 4,343
Beginning balance	(4,343)
Depreciation for the year	(608)	(615)	$ (571)
Ending balance	(3,514)	(4,343)
Right-of-Use Asset	1,743	2,096	2,224
Land and buildings [member]
Statement Line Items [Line Items]
Beginning balance	2,096
Ending balance	1,743	2,096
Beginning balance	(2,096)
Ending balance	(1,743)	(2,096)
Right-of-Use Asset	1,743	2,096
Other equipment [member]
Statement Line Items [Line Items]
Beginning balance	857
Ending balance	611	857
Beginning balance	(857)
Ending balance	(611)	(857)
Right-of-Use Asset	0	0
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning balance	1,390
Ending balance	1,160	1,390
Beginning balance	(1,390)
Ending balance	(1,160)	(1,390)
Right-of-Use Asset	0	0
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning balance	5,873	5,593
Exchange rate adjustments	(329)	192
Ending balance	5,544	5,873	5,593
Beginning balance	(5,873)	(5,593)
Ending balance	(5,544)	(5,873)	(5,593)
Additions during the year		88
Gross carrying amount [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning balance	2,681	2,593
Exchange rate adjustments	(150)	88
Ending balance	2,531	2,681	2,593
Beginning balance	(2,681)	(2,593)
Ending balance	(2,531)	(2,681)	(2,593)
Additions during the year		0
Gross carrying amount [member] | Other equipment [member]
Statement Line Items [Line Items]
Beginning balance	1,438	1,368
Exchange rate adjustments	(81)	47
Ending balance	1,357	1,438	1,368
Beginning balance	(1,438)	(1,368)
Ending balance	(1,357)	(1,438)	(1,368)
Additions during the year		23
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning balance	1,754	1,632
Exchange rate adjustments	(98)	57
Ending balance	1,656	1,754	1,632
Beginning balance	(1,754)	(1,632)
Ending balance	(1,656)	(1,754)	(1,632)
Additions during the year		65
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Beginning balance	1,530	918
Exchange rate adjustments	108	(42)
Ending balance	2,030	1,530	918
Beginning balance	(1,530)	(918)
Depreciation for the year	(608)	(615)
Ending balance	(2,030)	(1,530)	(918)
Right-of-Use Asset	(788)	(585)	(369)
Depreciation revaluation during the year		45
Accumulated depreciation and amortisation [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning balance	585	369
Exchange rate adjustments	41	(16)
Ending balance	788	585	369
Beginning balance	(585)	(369)
Depreciation for the year	(244)	(245)
Ending balance	(788)	(585)	(369)
Depreciation revaluation during the year		45
Accumulated depreciation and amortisation [member] | Other equipment [member]
Statement Line Items [Line Items]
Beginning balance	581	352
Exchange rate adjustments	41	(17)
Ending balance	746	581	352
Beginning balance	(581)	(352)
Depreciation for the year	(206)	(212)
Ending balance	(746)	(581)	(352)
Depreciation revaluation during the year		0
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning balance	364	197
Exchange rate adjustments	26	(9)
Ending balance	496	364	197
Beginning balance	(364)	(197)
Depreciation for the year	(158)	(158)
Ending balance	$ (496)	(364)	$ (197)
Depreciation revaluation during the year		$ 0